Schedule of Investments | 6/30/21 (unaudited) (continued)

Pioneer Emerging Markets
Equity Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class Y	PEMEX PEMNX PEMSX

Schedule of Investments | June 30, 2021 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 97.7%
	COMMON STOCKS - 97.7% of Net Assets
	Air Freight & Logistics - 0.2%
1,419(a)	InPost S.A.	$ 28,482
	Total Air Freight & Logistics	$ 28,482
	Auto Components - 1.1%
4,160	Hanon Systems	$ 60,899
36,000	Xinyi Glass Holdings Ltd.	146,735
	Total Auto Components	$ 207,634
	Automobiles - 1.0%
56,000	Brilliance China Automotive Holdings Ltd.	$ 34,894
1,950(a)	Eicher Motors Ltd.	70,133
1,054	Kia Motors Corp.	83,541
	Total Automobiles	$ 188,568
	Banks - 12.9%
483,000	Agricultural Bank of China, Ltd., Class H	$ 167,714
27,865(a)	Alpha Bank AE	35,623
18,889	Banco Bradesco S.A. (A.D.R.)	96,901
11,938	Banco Bradesco S.A., Class Preferen	61,688
11,986	Banco do Brasil S.A.	77,342
74,800	Bank Central Asia Tbk PT	155,408
67,000	China Construction Bank Corp., Class H	52,624
111,000	CTBC Financial Holding Co., Ltd.	90,072
11,993	First Abu Dhabi Bank PJSC	54,534
8,606	Grupo Financiero Banorte S.A.B de CV, Class O	55,429
1,778(a)	HDFC Bank, Ltd. (A.D.R.)	130,007
10,634(a)	ICICI Bank, Ltd. (A.D.R.)	181,841
8,689(a)	ICICI Bank, Ltd.	73,843
15,258	Itausa - Investimentos Itau S.A.	34,166
1,015(a)	Komercni banka as	35,695
1,768(a)	OTP Bank Nyrt	95,094
8,150(a)	Powszechna Kasa Oszczednosci Bank Polski S.A.	80,769
15,551	Saudi National Bank	238,856
2,798	Sberbank of Russia PJSC (A.D.R.)	46,699
29,685	Sberbank of Russia PJSC	114,267
51,685	Sberbank of Russia PJSC	216,053
2,373	Shinhan Financial Group Co., Ltd.	85,119
8,027	State Bank of India	45,324
1,568	TCS Group Holding Plc (G.D.R.)	137,267
	Total Banks	$2,362,335
	Beverages - 1.4%
4,479(a)	Distell Group Holdings, Ltd.	$ 52,317
MXN 3,833	Fomento Economico Mexicano S.A.B de CV	32,429
153,300	Thai Beverage PCL	77,025
8,000(a)	Tsingtao Brewery Co., Ltd., Class H	86,048
	Total Beverages	$ 247,819
	Biotechnology - 0.3%
285(a)	Hugel, Inc.	$ 60,396
	Total Biotechnology	$ 60,396
	Capital Markets - 0.1%
2,111	Warsaw Stock Exchange	$ 26,334
	Total Capital Markets	$ 26,334
	Chemicals - 0.2%
17,100	PTT Global Chemical PCL	$ 31,489
	Total Chemicals	$ 31,489
	Commercial Services & Supplies - 0.8%
2,800	Ambipar Participacoes e Empreendimentos S.A.	$ 25,586
101,000	China Everbright International, Ltd.	57,232
44,000	Greentown Service Group Co., Ltd.	68,308
	Total Commercial Services & Supplies	$ 151,126
	Construction & Engineering - 0.8%
38,500	IJM Corp. Bhd	$ 16,613
6,199	Larsen & Toubro Ltd.	125,226
	Total Construction & Engineering	$ 141,839
	Construction Materials - 0.5%
3,909(a)	Cemex S.A.B de CV (A.D.R.)	$ 32,836
2,618	Grasim Industries Ltd.	52,865
	Total Construction Materials	$ 85,701
	Distributors - 0.7%
6,200	Jardine Cycle & Carriage Ltd.	$ 98,413
1,893	Sendas Distribuidora S.A. (A.D.R.)	32,370
	Total Distributors	$ 130,783
	Diversified Consumer Services - 0.1%
3,400	YDUQS Participacoes S.A.	$ 22,424
	Total Diversified Consumer Services	$ 22,424
	Diversified Financial Services - 0.3%
8,000(a)	Chailease Holding Co., Ltd.	$ 58,022
	Total Diversified Financial Services	$ 58,022
Shares		Value
	Electric Utilities - 0.6%
BRL 2,229	Alupar Investimento S.A.	$ 11,809
11,200	Centrais Eletricas Brasileiras S.A.	97,102
	Total Electric Utilities	$ 108,911
	Electrical Equipment - 0.4%
11,000(a)	Zhuzhou CRRC Times Electric Co., Ltd., Class H	$ 65,026
	Total Electrical Equipment	$ 65,026
	Electronic Equipment, Instruments & Components - 2.1%
7,000	Chroma ATE, Inc.	$ 48,012
18,000	Delta Electronics, Inc.	195,028
6,000	Elite Material Co., Ltd.	46,847
648	Samsung Electro-Mechanics Co., Ltd.	101,257
	Total Electronic Equipment, Instruments & Components	$ 391,144
	Energy Equipment & Services - 0.1%
16,500	Dialog Group Bhd	$ 11,489
	Total Energy Equipment & Services	$ 11,489
	Entertainment - 2.4%
123	NCSoft Corp.	$ 89,162
1,625	NetEase, Inc. (A.D.R.)	187,281
378(a)	Sea Ltd. (A.D.R.)	103,799
4,197(a)	Tencent Music Entertainment Group (A.D.R.)	64,970
	Total Entertainment	$ 445,212
	Food & Staples Retailing - 0.7%
18,900	Atacadao Distribuicao Comercio e Industria Ltd.	$ 79,709
1,893	Compania Brasileira de Distribuicao (A.D.R.)	14,746
4,000	President Chain Store Corp.	37,655
	Total Food & Staples Retailing	$ 132,110
	Food Products - 2.3%
44,000	China Feihe, Ltd. (144A)	$ 94,969
15,500	Health & Happiness H&H International Holdings, Ltd.	64,901
29,633	JBS S.A.	173,180
34,000	Uni-President Enterprises Corp.	89,173
	Total Food Products	$ 422,223
	Health Care Providers & Services - 0.3%
977	Apollo Hospitals Enterprise Ltd.	$ 47,588
	Total Health Care Providers & Services	$ 47,588
	Hotels, Restaurants & Leisure - 0.5%
12,000(a)	Galaxy Entertainment Group, Ltd.	$ 96,050
	Total Hotels, Restaurants & Leisure	$ 96,050
	Household Durables - 0.8%
1,235(a)	Dixon Technologies India Ltd.	$ 73,438
1,017	Woongjin Coway Co., Ltd.	70,789
	Total Household Durables	$ 144,227
	Independent Power & Renewable Electricity Producers - 0.5%
50,000	China Longyuan Power Group Corp. Ltd., Class H	$ 86,161
	Total Independent Power & Renewable Electricity Producers	$ 86,161
	Industrial Conglomerates - 0.6%
3,790	Ayala Corp.	$ 62,042
4,119	Bidvest Group Ltd.	54,830
	Total Industrial Conglomerates	$ 116,872
	Insurance - 1.7%
14,600(a)	Caixa Seguridade Participacoes S/A	$ 38,322
7,391	ICICI Prudential Life Insurance Co., Ltd. (144A)	60,952
22,000	Ping An Insurance Group Co. of China, Ltd., Class H	214,764
	Total Insurance	$ 314,038
	Interactive Media & Services - 6.0%
878(a)	Baidu, Inc. (A.D.R.)	$ 179,024
959(a)	Mail.Ru Group Ltd. (G.D.R.)	21,742
592	NAVER Corp.	218,631
8,700	Tencent Holdings, Ltd.	654,343
136(a)	Yandex NV	9,622
262(a)	Yandex NV	18,574
	Total Interactive Media & Services	$1,101,936
	Internet & Direct Marketing Retail - 11.6%
3,629(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$ 822,985
4,100(a)	Alibaba Group Holding, Ltd.	116,153
1,442(a)	Baozun, Inc. (A.D.R.)	51,104
288(a)	Delivery Hero SE (144A)	38,017
2,928(a)	JD.com, Inc. (A.D.R.)	233,684
1,544(a)	MakeMyTrip Ltd.	46,397
5,400(a)	Meituan Dianping, Class B (144A)	223,007
1,018	Naspersm, Ltd., Class N	213,515
719(a)	Ozon Holdings PLC (A.D.R.)	42,148
2,145(a)	Prosus NV	209,684
3,504(a)	Trip.com Group Ltd. (A.D.R.)	124,252
	Total Internet & Direct Marketing Retail	$2,120,946
	IT Services - 2.3%
18,485(a)	Fawry for Banking & Payment Technology Services S.A.E	$ 22,210
Shares		Value
	IT Services - (continued)
6,086	HCL Technologies, Ltd.	$ 80,695
3,678	Infosys Ltd.	77,588
7,919	Infosys Ltd. (A.D.R.)	167,803
5,285	Tech Mahindra Ltd.	77,999
	Total IT Services	$ 426,295
	Leisure Products - 0.6%
9,000	Giant Manufacturing Co., Ltd.	$ 102,666
	Total Leisure Products	$ 102,666
	Machinery - 2.3%
24,423(a)	Ashok Leyland Ltd.	$ 40,313
21,500	China Conch Venture Holdings Ltd.	90,541
14,500	Hangzhou Oxygen Plant Group Co., Ltd.	77,575
4,244	Hiwin Technologies Corp.	60,041
34,275(a)	Iochpe Maxion S.A.	110,341
38,800	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H	40,625
	Total Machinery	$ 419,436
	Media - 0.3%
MXN 19,300	Grupo Televisa S.A.B	$ 55,162
	Total Media	$ 55,162
	Metals & Mining - 4.4%
1,068	AngloGold Ashanti Ltd.	$ 19,791
3,806	Bradespar S.A., Class Preferen	56,815
22,054	Grupo Mexico S.A.B de CV	103,977
32,052	Hindalco Industries Ltd.	160,529
8,359	Impala Platinum Holdings Ltd.	137,922
376	KGHM Polska Miedz S.A.	18,467
105	MMC Norilsk Nickel PJSC	35,549
2,088	MMC Norilsk Nickel PJSC (A.D.R.)	70,825
15,492	Sibanye Stillwater Ltd.	64,718
2,409	Tata Steel Ltd.	37,890
976	Ternium S.A. (A.D.R.)	37,537
56,260(a)	United Co. RUSAL International PJSC	38,351
1,161	Vale S.A., Class B (A.D.R.)	26,482
	Total Metals & Mining	$ 808,853
	Multiline Retail - 0.7%
7,100	El Puerto de Liverpool S.A.B de CV	$ 31,440
21,096	Lojas Americanas S.A.	87,530
	Total Multiline Retail	$ 118,970
	Oil, Gas & Consumable Fuels - 6.1%
204,000	CNOOC Ltd.	$ 232,447
10,397	Compania Energetica de Minas Gerais (A.D.R.)	24,745
1,868	Cosan S.A. (A.D.R.)	35,529
1,637	Gazprom PJSC (A.D.R.)	12,507
3,050	Gazprom PJSC	11,734
10,366	Gazprom PJSC (A.D.R.)	79,249
18,956	Gazprom PJSC	72,913
1,548	LUKOIL PJSC	143,241
191	Novatek PJSC (G.D.R.)	41,910
190,000	PetroChina Co. Ltd., Class H	92,985
9,500	Petroleo Brasileiro S.A.	57,790
12,545	Petroleo Brasileiro S.A. (A.D.R.)	148,157
11,439	Rosneft Oil Co., PJSC (G.D.R.)	88,759
112(a)	SK Innovation Co., Ltd.	29,279
10,114	Surgutneftegas PJSC	6,406
27,630	Surgutneftegas PJSC	13,867
5,775(a)	Vista Oil & Gas S.A.B de CV (A.D.R.)	23,678
	Total Oil, Gas & Consumable Fuels	$1,115,196
	Paper & Forest Products - 0.4%
5,900(a)	Suzano S.A.	$ 70,868
	Total Paper & Forest Products	$ 70,868
	Real Estate Management & Development - 3.2%
79,526	Aldar Properties PJSC	$ 82,775
65,900	Ayala Land, Inc.	48,618
19,900(a)	BR Malls Participacoes S.A.	40,525
32,000	China Overseas Land & Investment Ltd.	72,697
20,000	China Resources Land, Ltd.	81,006
60,000	CIFI Holdings Group Co., Ltd.	46,826
7,277	Corp. Inmobiliaria Vesta S.A.B de CV	14,182
20,804	DLF Ltd.	78,734
77,686(a)	Emaar Malls PJSC	43,184
12,000	Longfor Group Holdings, Ltd. (144A)	67,228
8,000	Shimao Group Holdings, Ltd.	19,616
	Total Real Estate Management & Development	$ 595,391
	Semiconductors & Semiconductor Equipment - 9.5%
5,000	Global Unichip Corp.	$ 74,060
5,000(a)	LandMark Optoelectronics Corp.	47,456
4,000	MediaTek, Inc.	137,820
1,764	SK Hynix, Inc.	198,993
Shares		Value
	Semiconductors & Semiconductor Equipment - (continued)
9,985	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	$1,199,798
42,000	Xinyi Solar Holdings, Ltd.	90,660
	Total Semiconductors & Semiconductor Equipment	$1,748,787
	Software - 0.5%
15,000	Kingsoft Corp. Ltd.	$ 89,654
	Total Software	$ 89,654
	Specialty Retail - 2.8%
36,729	Abu Dhabi National Oil Co. for Distribution PJSC	$ 43,294
3,400	China International Travel Service Corp. Ltd.	157,833
67,500	China Yongda Automobiles Services Holdings, Ltd.	120,830
23,145	Detsky Mir PJSC (144A)	47,849
1,107	Jarir Marketing Co.	62,340
9,100	Petrobras Distribuidora S.A.	48,759
11,100(a)	Via Varejo S/A	35,199
	Total Specialty Retail	$ 516,104
	Technology Hardware, Storage & Peripherals - 6.4%
67	Samsung Electronics Co. Ltd. (G.D.R.)	$ 119,573
8,839	Samsung Electronics Co., Ltd.	630,958
6,513	Samsung Electronics Co., Ltd., Class Preferen	424,560
	Total Technology Hardware, Storage & Peripherals	$1,175,091
	Textiles, Apparel & Luxury Goods - 3.2%
3,431	Cie Financiere Richemont S.A.	$ 41,644
2,401	Fila Holdings Corp.	123,611
16,000	Li Ning Co., Ltd.	195,352
39,300(a)	Samsonite International S.A. (144A)	80,371
79,000	Xtep International Holdings Ltd.	148,944
	Total Textiles, Apparel & Luxury Goods	$ 589,922
	Thrifts & Mortgage Finance - 1.4%
7,550	Housing Development Finance Corp. Ltd.	$ 252,029
	Total Thrifts & Mortgage Finance	$ 252,029
	Trading Companies & Distributors - 0.1%
110,300	AKR Corporindo Tbk PT	$ 23,962
	Total Trading Companies & Distributors	$ 23,962
	Transportation Infrastructure - 0.1%
7,825(a)	EcoRodovias Infraestrutura e Logistica S.A.	$ 18,638
	Total Transportation Infrastructure	$ 18,638
	Water Utilities - 0.2%
4,648	Compania de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 34,395
	Total Water Utilities	$ 34,395
	Wireless Telecommunication Services - 2.2%
14,994	Bharti Airtel, Ltd.	$ 106,036
19,239(a)	MTN Group Ltd.	138,798
177,700	Sistema PJSFC	77,026
276	SK Telecom Co., Ltd.	78,128
	Total Wireless Telecommunication Services	$ 399,988
	TOTAL COMMON STOCKS
	(Cost $12,764,339)	$17,908,292
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.7%
	(Cost $12,764,339)	$17,908,292
	OTHER ASSETS AND LIABILITIES - 2.3%	$ 418,387
	NET ASSETS - 100.0%	$18,326,679

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $612,393, or 3.3% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

BRL	-	Brazilian Real
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Schedule of Investments | June 30, 2021 (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$–	$28,482	$–	$28,482
Auto Components	–	207,634	–	207,634
Automobiles	–	188,568	–	188,568
Banks	455,448	1,906,887	–	2,362,335
Beverages	–	247,819	–	247,819
Biotechnology	–	60,396	–	60,396
Capital Markets	–	26,334	–	26,334
Chemicals	–	31,489	–	31,489
Commercial Services & Supplies	–	151,126	–	151,126
Construction & Engineering	–	141,839	–	141,839
Construction Materials	32,836	52,865	–	85,701
Distributors	32,370	98,413	–	130,783
Diversified Consumer Services	–	22,424	–	22,424
Diversified Financial Services	–	58,022	–	58,022
Electric Utilities	–	108,911	–	108,911
Electrical Equipment	–	65,026	–	65,026
Electronic Equipment, Instruments & Components	–	391,144	–	391,144
Energy Equipment & Services	–	11,489	–	11,489
Entertainment	356,050	89,162	–	445,212
Food & Staples Retailing	14,746	117,364	–	132,110
Food Products	–	422,223	–	422,223
Health Care Providers & Services	–	47,588	–	47,588
Hotels, Restaurants & Leisure	–	96,050	–	96,050
Household Durables	–	144,227	–	144,227
Independent Power & Renewable Electricity Producers	–	86,161	–	86,161
Industrial Conglomerates	–	116,872	–	116,872
Insurance	–	314,038	–	314,038
Interactive Media & Services	188,646	913,290	–	1,101,936
Internet & Direct Marketing Retail	1,320,570	800,376	–	2,120,946
IT Services	167,803	258,492	–	426,295
Leisure Products	–	102,666	–	102,666
Machinery	–	419,436	–	419,436
Media	–	55,162	–	55,162
Metals & Mining	134,844	674,009	–	808,853
Multiline Retail	–	118,970	–	118,970
Oil, Gas & Consumable Fuels	244,616	870,580	–	1,115,196
Paper & Forest Products	–	70,868	–	70,868
Real Estate Management & Development	–	595,391	–	595,391
Semiconductors & Semiconductor Equipment	1,199,798	548,989	–	1,748,787
Software	–	89,654	–	89,654
Specialty Retail	–	516,104	–	516,104
Technology Hardware, Storage & Peripherals	–	1,175,091	–	1,175,091
Textiles, Apparel & Luxury Goods	–	589,922	–	589,922
Thrifts & Mortgage Finance	–	252,029	–	252,029
Trading Companies & Distributors	–	23,962	–	23,962
Transportation Infrastructure	–	18,638	–	18,638
Wireless Telecommunication Services	–	399,988	–	399,988
All Other Common Stock	34,395	–	–	34,395
Total Investments in Securities	$4,182,122	$13,726,170	$–	$17,908,292

During the nine months ended June 30, 2021, there were no transfers in or out of Level 3.